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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03790

Quantitative Group of Funds

55 Old Bedford Road, Lincoln, MA 01773

Elizabeth A. Watson, Quantitative Group of Funds

55 Old Bedford Road, Lincoln, MA 01773

(Name and address of agent for service)

781-259-1144

(Registrant’s telephone number)

Date of fiscal year end: March 31

Date of reporting period: December 31, 2006

Item 1. Schedule of Investments

PORTFOLIO OF INVESTMENTS December 31, 2006 (Unaudited)
QUANT SMALL CAP FUND

COMMON STOCK - 94.5%
	Shares	Value
AEROSPACE & DEFENSE - 1.1%
BE Aerospace, Inc. (a)	52,997	$1,360,963

CHEMICALS - 1.6%
Cambrex Corporation	87,420	1,986,182

COMMERCIAL SERVICES & SUPPLIES - 12.0%
AMN Healthcare Services, Inc. (a)	56,080	1,544,443
CRA International, Inc. (a)	20,899	1,095,108
Huron Consulting Group, Inc. (a)	35,471	1,608,255
inVentiv Health, Inc. (a)	30,877	1,091,502
Kforce Inc. (a)	156,198	1,900,930
Mobile Mini, Inc. (a)	47,480	1,279,111
Sotheby’s (a)	85,939	2,665,828
Waste Connections, Inc. (a)	45,895	1,906,937
Williams Scotsman International, Inc. (a)	87,218	1,711,217
		14,803,331
COMMUNICATIONS EQUIPMENT - 7.5%
Comtech Telecommunications Corp. (a)	32,972	1,255,244
Comverse Technology, Inc. (a)	51,259	1,082,077
DSP Group Inc. (a)	54,845	1,190,137
NICE-Systems, Ltd. (a) (b)	87,445	2,691,557
Polycom, Inc. (a)	48,171	1,488,966
Sierra Wireless, Inc. (a)	110,569	1,554,600
		9,262,581
COMPUTERS & PERIPHERALS- 1.4%
SimpleTech, Inc. (a)	132,539	1,680,595

DIVISIFIED FINANCIAL SERVICES - 0.9%
CompuCredit Corporation (a)	27,798	1,106,638
Leesport Financial Corporation	145	3,467
		1,110,105
ENERGY EQUIPMENT & SERVICES - 6.0%
Core Laboratories N.V. (a)	71,202	5,767,362
Dril-Quip, Inc.(a)	13,976	547,300
Hornbeck Offshore Services, Inc. (a)	30,439	1,086,672
		7,401,334
FOOD PRODUCTS - 4.1%
The Great Atlantic & Pacific Tea Company, Inc.	47,664	1,226,871
The Hain Celestial Group, Inc. (a)	43,170	1,347,336
United Natural Foods, Inc. (a)	36,925	1,326,346
Wild Oats Markets, Inc. (a)	79,090	1,137,314
		5,037,867

HEALTH CARE EQUIPMENT & SERVICES - 11.0%
AngioDynamics, Inc. (a)	18,637	400,509
Omnicell Inc. (a)	100,071	1,864,323
Psychiatric Solutions, Inc.(a)	75,132	2,818,953
Schein (Henry), Inc. (a)	41,621	2,038,596
Sierra Health Services, Inc. (a)	130,917	4,718,249
Stereotaxis, Inc. (a)	31,370	323,738
Sunrise Senior Living, Inc. (a)	45,264	1,390,510
		13,554,878
HOTELS, RESTAURANTS & LEISURE - 6.5%
California Pizza Kitchen, Inc. (a)	17,574	585,390
RARE Hospitality International, Inc. (a)	77,014	2,536,071
Sonic Corp. (a)	77,077	1,845,994
Vail Resorts, Inc. (a)	67,168	3,010,470
		7,977,925
INSURANCE - 1.7%
FPIC Insurance Group, Inc. (a)	5,329	207,671
Selective Insurance Group, Inc.	32,361	1,853,962
		2,061,633
INTERNET & CATALOG RETAIL - 1.8%
NutriSystem Inc. (a)	34,687	2,198,809

MACHINERY - 3.0%
Gardner Denver, Inc. (a)	67,669	2,524,730
TurboChef Technologies, Inc. (a)	65,285	1,111,151
		3,635,881
MEDIA - 2.4%
Lions Gate Entertainment Corporation (a)	192,969	2,070,557
Regal Entertainment Group	39,655	845,445
		2,916,002
METALS & MINING - 1.4%
Coeur d’Alene Mines Corporation (a)	356,548	1,764,912

PHARMACEUTICALS- 1.6%
American Oriental Bioengineering, Inc. (a)	162,380	1,894,975

REAL ESTATE - 16.3%
American Campus Communities, Inc.	56,620	1,611,971
Entertainment Properties Trust	102,688	6,001,087
FelCor Lodging Trust Inc.	67,075	1,464,918
Grubb & Ellis Company (a)	111,900	1,289,088
Hersha Hospitality Trust	137,791	1,562,550
Strategic Hotel & Resorts, Inc.	106,090	2,311,701
Ventas, Inc.	137,831	5,833,008
		20,074,323
RETAILING- 2.2%
GUESS?, Inc. (a)	32,562	2,065,408

Urban Outfitters, Inc. (a)	29,429	677,750
		2,743,158
SOFTWARE & SERVICES - 6.0%
Euronet Worldwide, Inc. (a)	42,587	1,264,408
Internet Capital Group, Inc. (a)	72,828	747,215
Macrovision Corporation (a)	69,595	1,966,755
Ulticom, Inc. (a)	167,009	1,601,616
Verint Systems Inc. (a)	52,424	1,797,095
		7,377,089
TELECOMMUNICATION SERVICES - 0.6%
Atlantic Tele-Network, Inc.	25,745	754,329

WIRELESS TELECOMMUNICATION SERVICES - 5.4%
Crown Castle International Corporation (a)	157,008	5,071,358
SBA Communications Corporation (a)	56,672	1,558,480
		6,629,838
TOTAL COMMON STOCK
(Cost $78,588,841)		116,226,710

SHORT TERM INVESTMENTS - 5.4%
	Par Value	Value
State Street Bank & Trust
Repurchase Agreement 1.7%,
01/02/07, (Dated 12/29/06),
Collateralized by $5,065,000
U.S. Treasury Note 8.125%,
05/15/21, Market Value
$6,780,930.83, Repurchase
Proceeds $6,643,254.60 (Cost
$6,642,000)	$ 6,642,000	$6,642,000
TOTAL INVESTMENTS - 99.9%
(Cost $85,230,841) (c)		122,868,710
OTHER ASSETS & LIABILITIES (NET) - 0.1%		110,699
NET ASSETS - 100%		$122,979,409

(a) Non-income producing security.
(b) ADR - American Depositary Receipts
(c)	At December 31, 2006, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $85,100,414 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there is an excess of
value over tax cost		$38,862,606
Aggregate gross unrealized depreciation for all
investments in which there is an excess of tax

cost over value	(1,094,310)
Net unrealized appreciation	$37,768,296

The percentage of each investment category is calculated as a percentage of net assets.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

PORTFOLIO OF INVESTMENTS December 31, 2006 (Unaudited)
QUANT LONG/SHORT FUND

LONG POSITIONS - 126.7%
	Shares	Value
AEROSPACE & DEFENSE - 2.0%
Lockheed Martin Corporation	15,900	$1,463,913

AUTOMOBILES & COMPONENTS - 0.1%
ArvinMeritor, Inc.	2,700	49,221
Harley-Davidson, Inc.	300	21,141
		70,362
BANKS - 6.5%
Bank of America Corporation	63,400	3,384,926
Comerica Incorporated	900	52,812
National City Corporation	3,600	131,616
Wells Fargo & Company	31,800	1,130,808
		4,700,162
BEVERAGES - 0.3%
The Pepsi Bottling Group, Inc.	6,600	204,006

CHEMICALS - 0.3%
Hercules Incorporated	12,500	241,375

COMMERCIAL SERVICES AND SUPPLIES - 7.9%
Career Education Corporation (a)	68,400	1,694,952
Convergys Corporation	8,600	204,508
Emdeon Corporation (a)	188,700	2,337,993
ITT Educational Services, Inc. (a)	22,500	1,493,325
		5,730,778
COMMUNICATIONS EQUIPMENT - 5.6%
Cisco Systems, Inc. (a)	35,000	956,550
Motorola, Inc.	120,900	2,485,704
Plantronics, Inc.	28,800	610,560
		4,052,814
COMPUTERS & PERIPHERALS - 8.1%
Hewlett-Packard Company	57,000	2,347,830
International Business Machines	3,100	301,165
Lexmark International, Inc. (a)	22,600	1,654,320
Network Appliance, Inc. (a)	39,400	1,547,632
		5,850,947
CONSTRUCTION & ENGINEERING - 1.7%
Quanta Services, Inc. (a)	62,500	1,229,375

CONTAINERS & PACKAGING - 2.1%
Pactiv Corporation (a)	41,900	1,495,411

DIVERSIFIED FINANCIAL SERVICES - 10.5%
American Express Company	32,500	1,971,775
AmeriCredit Corporation (a)	7,600	191,292
Capital One Financial Corporation	2,300	176,686
CapitalSource, Inc.	3,800	103,778
Citigroup Inc.	50,266	2,799,816
E*TRADE Financial Corporation (a)	9,900	221,958
The First Marblehead Corporation	40,150	2,194,198
		7,659,503
DIVERSIFIED TELECOMMUNICATION SERVICES - 2.4%
AT&T Corporation	38,087	1,361,610
CenturyTel, Inc.	8,500	371,110
		1,732,720
ELECTRIC UTILITIES - 1.1%
American Electric Power Company, Inc.	10,600	451,348
FirstEnergy Corp.	800	48,240
OGE Energy Corp.	8,100	324,000
		823,588
ELECTRONIC EQUIPMENT & INSTRUMENTS 0.5%
Thermo Fisher Scientific, Inc.	7,700	348,733

ENERGY EQUIPMENT & SERVICES - 0.2%
Tidewater, Inc.	3,700	178,932

FOOD & STAPLES RETAILING - 2.8%
Carolina Group	6,100	394,792
Coca-Cola Enterprises, Inc.	1,600	32,672
ConAgra Foods, Inc.	30,000	810,000
Dean Foods Company	7,700	325,556
General Mills, Inc.	7,800	449,280
		2,012,300
GAS UTILITIES - 0.8%
UGI Corporation	22,100	602,888

HEALTH CARE EQUIPMENT & SERVICES - 1.2%
DENTSPLY International, Inc.	3,200	95,520
Humana Inc. (a)	2,500	138,275
McKesson Corporation	7,100	359,970
Waters Corporation (a)	6,000	293,820
		887,585
HEALTH CARE PROVIDERS & SERVICES - 7.4%
AMERIGROUP Corporation (a)	40,500	1,453,545
CIGNA Corporation	18,700	2,460,359
Wellcare Health Plans, Inc.	20,800	1,433,120
		5,347,024
HOTELS, RESTAURANTS & LEISURE - 0.7%
McDonald’s Corporation	11,000	487,630

HOUSEHOLD DURABLES - 0.1%
Newell Rubbermaid, Inc.	1,600	46,320

HOUSEHOLD PRODUCTS - 1.6%
Energizer Holdings, Inc. (a)	16,700	1,185,533

INDUSTRIAL CONGLOMERATES - 1.5%
Cooper Industries, Ltd	10,000	904,300
General Electric Company	4,700	174,887
		1,079,187
INSURANCE - 6.3%
AFLAC Inc.	2,800	128,800
American International Group, Inc.	10,800	773,928
MetLife, Inc.	17,100	1,009,071
RenaissanceRe Holdings, Ltd.	29,500	1,770,000
The St. Paul Travelers Companies, Inc.	16,900	907,361
		4,589,160
LEISURE EQUIPMENT & PRODUCTS - 3.7%
Hasbro, Inc.	59,400	1,618,650
Mattel, Inc.	49,000	1,110,340
		2,728,990
MACHINERY - 2.9%
Terex Corporation	32,700	2,111,766

MARINE - 1.6%
Overseas Shipholding Group, Inc.	20,100	1,131,630

MEDIA - 4.7%
CBS Corporation Class B	72,200	2,251,196
Gannett Co., Inc.	1,300	78,598
Omnicom Group, Inc.	10,100	1,055,854
		3,385,648
METALS & MINING - 0.6%
Nucor Corporation	7,700	420,882

OIL & GAS - 7.8%
ChevronTexaco Corporation	2,600	191,178
Exxon Mobil Corporation	42,900	3,287,427
Plains Exploration & Production Company (a)	2,200	104,566
Sunoco, Inc.	9,600	598,656
Tesoro Corporation	11,100	730,047
TODCO	21,000	717,570
		5,629,444
PHARMACEUTICALS & BIOTECHNOLOGY - 8.6%
AmerisourceBergen Corporation	17,400	782,304
Amylin Pharmaceuticals, Inc. (a)	800	28,856
Endo Pharmaceuticals Holdings, Inc. (a)	72,800	2,007,824
Merck & Co., Inc.	33,500	1,460,600

Pfizer Inc.	75,700	1,960,630
		6,240,214
REAL ESTATE - 1.5%
Corrections Corporation of America	23,300	1,053,859

RETAILING - 12.1%
Big Lots, Inc	126,200	2,892,504
Kohl’s Corporation	23,100	1,580,733
Office Depot, Inc.	35,100	1,339,767
Payless ShoeSource, Inc. (a)	65,100	2,136,582
Rent-A-Center, Inc.	3,500	103,285
Sherwin-Williams Company	12,000	762,960
		8,815,831
SEMICONDUCTOR EQUIPMENT - 4.6%
Advanced Micro Devices, Inc.	104,800	2,132,680
Spansion, Inc. (a)	61,700	916,862
Texas Instruments Incorporated	11,700	336,960
		3,386,502
SOFTWARE & SERVICES - 3.7%
BMC Software, Inc. (a)	67,900	2,186,380
CSG Systems International, Inc (a)	18,200	486,486
		2,672,866
SPECIALTY RETAIL - 2.5%
Aeropostale, Inc. (a)	35,500	1,095,885
American Eagle Outfitters, Inc.	18,150	566,461
AutoZone, Inc. (a)	1,300	150,228
		1,812,574
TEXTILES & APPAREL - 0.7%
Jones Apparel Group, Inc.	16,300	544,909

TOTAL LONG POSITIONS 126.7%		$91,955,361
(Cost $62,439,714.70) (b)

SHORT POSITIONS (28.1%)

AIRLINES - (1.5%)
AirTran Holdings, Inc. (a)	(47,900)	$(562,346)
JetBlue Airways Corporation	(37,600)	(533,920)
		(1,096,266)
BUILDING PRODUCTS - (1.5%)
USG Corporation	(19,900)	(1,090,520)

COMMERCIAL SERVICES AND SUPPLIES - (0.0%)
The Brink’s Company	(400)	(25,568)

COMMUNICATIONS EQUIPMENT - (0.7%)

Ciena Corporation (a)	(17,700)	(490,467)
Juniper Networks, Inc. (a)	(1,400)	(26,516)
		(516,983)
COMPUTERS & PERIPHERALS - (3.8%)
Intuitive Surgical, Inc.	(5,000)	(479,500)
Palm, Inc. (a)	(80,700)	(1,137,063)
SanDisk Corporation (a)	(25,800)	(1,110,174)
		(2,726,737)
CONSTRUCTION & ENGINEERING - (1.5%)
The Shaw Group, Inc. (a)	(32,300)	(1,082,050)

DIVERSIFIED TELECOMMUNICATION SERVICES - (0.1%)
NeuStar, Inc. (a)	(2,300)	(74,612)

FOOD & STAPLES RETAILING - (2.0%)
Rite Aid Corporation	(263,400)	(1,432,896)

HEALTH CARE EQUIPMENT & SERVICES - (0.4%)
Mine Safety Appliances Company	(7,200)	(263,880)

HEALTH CARE PROVIDERS & SERVICES - (2.2%)
Pharmaceutical Product Development, Inc.	(21,600)	(695,952)
Tenet Healthcare Corporation	(123,900)	(863,583)
		(1,559,535)
HOTELS, RESTAURANTS & LEISURE - (3.9%)
Boyd Gaming Corporation	(23,800)	(1,078,378)
Las Vegas Sands Corp. (a)	(5,700)	(510,036)
Panera Bread Company	(1,300)	(72,683)
Royal Caribbean Cruises, Ltd.	(24,800)	(1,026,224)
Scientific Games Corporation	(5,800)	(175,334)
		(2,862,655)
HOUSEHOLD DURABLES - (1.8%)
Dolby Laboratories, Inc.	(6,000)	(186,120)
Hovnanian Enterprises, Inc.	(32,600)	(1,105,140)
		(1,291,260)
INTERNET CATELOG & REATIL - (0.5%)
Coldwater Creek, Inc.	(15,200)	(372,704)

IT CONSULTING & SERVICES - (1.0%)
Unisys Corporation	(95,600)	(749,504)

MACHINERY - (0.8%)
Joy Global, Inc.	(11,300)	(546,242)

MEDIA - (1.5%)
XM Satellite Radio Holdings, Inc. (a)	(75,300)	(1,088,085)

OFFICE ELECTRONICS - (0.3%)
Zebra Technologies Corporation (a)	(6,600)	(229,614)

PHARMACUITICAL & BIOTECHNOLOGY - (0.5%)
Abraxis BioScience, Inc. (a)	(5,400)	(147,636)
Gen-Probe Incorporated (a)	(4,300)	(225,191)
		(372,827)
SEMICONDUCTOR EQUIPMENT - (1.5%)
Microchip Technology Incorporated	(33,300)	(1,088,910)

SOFTWARE & SERVICES - (1.8%)
Novell, Inc. (a)	(123,300)	(764,460)
VeriFone Holdings, Inc. (a)	(16,000)	(566,400)
		(1,330,860)
SPECIALTY RETAIL - (0.8%)
Chico’s FAS, Inc. (a)	(4,200)	(86,898)
Tractor Supply Company (a)	(1,600)	(71,536)
Urban Outfitters, Inc. (a)	(18,300)	(421,449)
		(579,883)

TOTAL SHORT POSITIONS (28.1%)		$(20,381,591)

TOTAL LONG POSITIONS 126.7%		$91,955,361
TOTAL SHORT POSITIONS (28.1%)		(20,381,591)

TOTAL LONG + SHORT		$71,573,770
OTHER ASSETS & LIABILITIES (NET) - 1.4%		1,030,888
NET ASSETS - 100%		$72,604,659

(a) Non-income producing security.
(b)	At December 31, 2006, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $62,439,715 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there is an excess of
value over tax cost		$9,832,252
Aggregate gross unrealized depreciation for all
investments in which there is an excess of tax
cost over value		(698,196)
Net unrealized appreciation		$9,134,056

The percentage of each investment category is calculated as a percentage of net assets.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

PORTFOLIO OF INVESTMENTS December 31, 2006 (Unaudited)
QUANT EMERGING MARKETS FUND

COMMON STOCK - 88.6%
	Shares	Value
BRAZIL - 8.0%
Companhia Energetica de Minas Gerais (a)	23,615	$1,138,243
Gerdau SA (a)	158,487	2,535,792
Petroleo Brasileiro SA (a)	84,659	7,852,969
Unibanco-Uniao de Bancos Brasileiros SA (b)	51,631	4,799,618
Usinas Siderurgicas de Minas
Gerais SA (a)	60,900	2,296,228
		18,622,850
CHINA - 11.8%
Angang New Steel Company Limited	4,462,000	6,551,641
China Life Insurance Co., Limited	878,000	2,985,895
China Mobile Limited	781,500	6,767,387
Hopson Development Holdings Limited	1,576,000	4,457,930
Jiangxi Copper Company Limited	2,201,000	2,241,298
PetroChina Company Limited	3,116,000	4,415,028
		27,419,179
CZECH REPUBLIC - 2.1%
Ceske Energeticke Zavody	108,626	4,979,690

HUNGARY - 1.6%
MOL Hungarian Oil an Gas Nyrt.	17,400	1,972,810
OTP Bank Nyrt.	35,700	1,639,678
		3,612,488
INDIA - 5.0%
Infosys Technologies Limited (a)	69,400	3,786,464
Mahindra & Mahindra Ltd. (b)	118,400	2,450,880
State Bank of India (b)	71,727	5,336,489
		11,573,833
ISRAEL - 2.6%
Partner Communications Company Ltd.	383,600	4,354,791
Teva Pharmaceutical Industries Ltd.	56,509	1,761,887
		6,116,678

MALAYSIA - 1.1%
Bumiputra-Commerce Holdings Bhd	1,150,900	2,526,763

MEXICO - 5.5%
America Movil SAB de CV	1,813,807	4,090,953
Consorcio Ara S.A. de C.V.	211,000	1,435,906
Controladora Comercial
Mexicana SA de CV	721,300	1,869,950
Grupo Mexico SAB de CV	1,194,200	4,378,531
Telefonos De Mexico SA de CV (Telmex)	752,000	1,066,676

		12,842,016

PHILIPPINES - 1.9%
First Philippine Holdings Corporation	2,662,800	3,422,203
Petron Corporation	6,825,000	570,839
Philippine Long Distance
Telephone Company	8,630	448,929
		4,441,971
POLAND - 1.4%
KGHM Polska Miedz SA	105,100	3,214,399

RUSSIA - 8.8%
Gazprom (a)	257,952	11,865,792
LUKoil (a)	55,000	4,807,000
Tatneft (b)	38,950	3,700,250
		20,373,042
SOUTH AFRICA - 8.6%
African Bank Investments Limited	395,000	1,602,684
Ellerine Holdings Limited	338,054	3,728,819
Foschini Limited	294,200	2,395,738
MTN Group Limited	123,000	1,488,466
Sasol Ltd.	32,811	1,204,625
Standard Bank Group Limited	368,097	4,934,906
Steinhoff International Holdings Limited	541,900	1,910,427
Telkom South Africa Limited	39,800	798,902
Tiger Brands Limited	81,984	1,988,887
		20,053,454
SOUTH KOREA - 15.2%
Daelim Industrial Co., Ltd.	16,610	1,357,376
GS Engineering & Construction Corp	32,130	2,870,971
Hyundai Heavy Industries Co., Ltd.	22,340	3,026,710
Hyundai Mipo Dockyard Co., Ltd.	23,100	2,955,807
Hyundai Motor Company	24,390	1,767,619
Hyundai Securites Co., Ltd.	120,390	1,618,145
Kookmin Bank	37,070	2,985,530
Korea Electric Power Corporation	35,420	1,614,847
LG Fashion Corp (c)	37,762	852,690
LG International Corporation	50,057	1,235,278
Samsung Electronics Co., Ltd.	8,340	5,497,226
Shinhan Financial Group Co., Ltd.	103,460	5,284,247
SK Corporation	43,180	3,389,398
SK Telecom Co., Ltd.	4,090	978,522
		35,434,366
TAIWAN - 10.2%
AU Optronics Corp	987,770	1,372,786
Delta Electronics Inc.	961,518	3,097,389
D-Link Corporation	2,710,000	3,550,146
High Tech Computer Corp	141,600	2,802,025

Hon Hai Precision Industry Co., Ltd.	793,182	5,657,764
MediaTek Incorporation	285,750	2,954,372
Siliconware Precision Industries Company	2,750,297	4,320,147
		23,754,629
THAILAND - 2.3%
Charoen Pokphand Foods Public
Company Limited	24,868,400	3,439,613
PTT Public Company Limited	336,700	1,955,933
		5,395,546
TURKEY - 2.5%
Turkcell Iletisim Hizmetleri AS	319,049	1,608,745
Turkiye Garanti Bankasi AS	531,125	1,752,937
Turkiye Sise ve Cam Fabrikalari AS (c)	561,000	1,978,138
Yapi ve Kredi Bankasi AS (c)	290,466	503,912
		5,843,732

TOTAL COMMON STOCK		206,204,636
(Cost $140,333,451)

PREFERRED STOCK - 3.3%
BRAZIL - 3.3%
Banco Bradesco SA (a)	47,022	$1,897,338
Companhia Vale do Rio Doce (a)	224,126	5,883,307
		7,780,645
TOTAL PREFERRED STOCK
(Cost $5,079,540)		7,780,645

EXCHANGE TRADED FUNDS - 5.5%
OTHER - 3.1%
iShares MSCI Emerging Market Index Fund	63,100	7,204,127

TAIWAN - 2.4%
iShares MSCI Taiwan Index Fund	384,600	5,580,546

TOTAL EXCHANGE TRADED FUNDS
(Cost $12,032,974)		12,784,673

SHORT TERM INVESTMENTS - 0.9%
	Par Value	Value
State Street Bank & Trust
Repurchase Agreement 1.7%,
01/02/07, (Dated 12/29/06),
Collateralized by $1,680,000
U.S. Treasury Note 8.125%,
05/15/21, Market Value
$2,249,153.76, Repurchase
Proceeds $2,204,416.31 (Cost

$2,204,000)	2,204,000	$2,204,000
TOTAL INVESTMENTS - 98.3%
(Cost $159,649,965) (d)		228,973,954
OTHER ASSETS & LIABILITIES (Net) - 1.7%		3,868,492
NET ASSETS - 100%		$232,842,446

(a) ADR - American Depositary Receipts
(b) GDR - Global Depositary Receipts
(c) Non-income producing security.
(d)	At December 31, 2006, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $159,649,965 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there is an excess of
value over tax cost		$70,964,819
Aggregate gross unrealized depreciation for all
investments in which there is an excess of tax
cost over value		(1,640,831)

Net unrealized appreciation		$69,323,988

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Common, Preferred Stock, and Exchange Traded Funds)
Consumer Discretionary		7.3%
Consumer Staples		3.2%
Energy		18.4%
Exchange Traded Funds		5.6%
Financial		18.7%
Health Care		0.8%
Industrial		5.0%
Information Technology		14.6%
Material		12.0%
Telecommunication Services		9.5%
Utilities		4.9%

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

PORTFOLIO OF INVESTMENTS December 31, 2006(Unaudited)
QUANT FOREIGN VALUE FUND

COMMON STOCK - 98.8%
	Shares	Value
AUSTRALIA - 2.1%
BHP Billiton Ltd.	590,850	$11,783,160
BHP Billiton PLC	155,380	2,844,009
		14,627,169
Austria - 2.1%
Andritz AG	64,800	14,049,313

Belgium - 3.6%
KBC Group NV	91,436	11,209,222
Solvay SA	88,810	13,617,912
		24,827,134
CANADA - 2.1%
Methanex Corporation	69,348	1,898,055
Methanex Corporation	457,390	12,519,942
		14,417,997
FINLAND - 10.4%
Cargotec Corp., Class B	252,880	14,048,796
KCI Konecranes OYJ	598,080	17,599,757
Kone Corporation OYJ-B	262,500	14,874,209
UPM-Kymmene OYJ	474,780	11,979,063
Yit-Yhtyma OYJ	471,800	13,043,210
		71,545,035
FRANCE - 7.8%
Christian Dior SA	125,303	13,352,006
Compagnie de Saint Gobain SA	164,170	13,789,063
Imerys SA	152,828	13,592,688
Peugeot SA	195,290	12,936,782
		53,670,539
GERMANY - 1.9%
Continental AG	108,627	12,628,630

IRELAND - 4.1%
CRH PLC	329,711	13,740,043
Greencore Group PLC	2,307,121	14,248,158
		27,988,201
JAPAN - 19.6%
Asahi Breweries Ltd.	881,600	14,110,044
Central Japan Railway Company	1,262	13,041,462
Iino Kaiun Kaisha	1,426,000	13,813,720
Kansai Electric Power Company Inc.	481,200	12,977,543
KDDI Corporation	1,970	13,356,774
Maruichi Steel Tube Ltd.	513,800	14,202,075

Meiji Dairies Corporation	1,785,000	14,052,048
Nippon Yusen Kabushiki Kaisha	1,832,000	13,390,800
Showa Denko K.K.	3,231,000	12,378,374
Tokyo Electric Power Company Inc.	398,400	12,886,704
		134,209,544
MEXICO - 2.0%
Cemex S.A. de CV (a)	400,103	13,555,490

NETHERLANDS - 1.8%
ABN-AMRO Holdings NV	392,534	12,613,011

NORWAY - 7.4%
Aker Seafoods ASA	710,046	3,420,260
Austevoll Seafood ASA	810,908	5,403,449
Camillo Eitzen & Co. ASA	1,117,979	12,116,825
DNB Holding ASA	904,893	12,858,547
Eitzen Maritime Services ASA (b)	231,851	93,068
Yara International ASA	750,600	17,083,743
		50,975,892
PORTUGAL - 1.8%
Portugal Telecom SGPS SA	944,874	12,269,067

SOUTH AFRICA - 7.5%
Impala Platinum Holdings Ltd.	502,835	13,125,871
Metorex Ltd. (b)	5,192,918	11,934,694
Sappi Ltd.	812,503	13,544,022
Sasol Ltd.	343,232	12,601,437
		51,206,024
SOUTH KOREA - 5.4%
Samsung Electronics Company Ltd.	18,157	11,968,001
Samsung SDI Company Ltd.	166,856	11,536,388
SK Telecom Company Ltd.	55,184	13,202,624
		36,707,013
SPAIN - 3.7%
Banco Bilbao Vizcaya Argentaria	499,340	12,018,872
Repsol YPF SA	392,800	13,580,486
		25,599,358
SWEDEN - 3.1%
Autoliv Inc. (b)	121,430	7,322,229
Investor AB	568,186	13,961,161
		21,283,390
UNITED KINGDOM - 12.4%
Barratt Developments PLC	617,020	14,925,291
Bellway PLC	511,390	15,465,222
Crest Nicholson PLC	1,101,357	13,342,108
George Wimpey PLC	1,226,136	13,412,772
Lloyds TSB Group PLC	1,211,362	13,559,597
Persimmon PLC	464,370	13,879,548

		84,584,538
TOTAL COMMON STOCK
(Cost $491,010,114)		676,757,345

SHORT TERM INVESTMENTS - 0.9%
	Par Value	Value
United States- 0.9%

General Electric Capital Corporation
Commercial Paper, Yield of 5.15%,
Maturing on 1/02/07
(Cost $6,435,000)	$ 6,435,000	$6,435,000

TOTAL SHORT TERM INVESTMENTS - 0.9%
(Cost $6,435,000)		$6,435,000

TOTAL INVESTMENTS - 99.7%
(Cost $497,445,114) (c)		683,192,345

OTHER ASSETS & LIABILITIES (NET) - 0.3%		1,975,838
NET ASSETS - 100%		$685,168,183

(a) ADR - American Depository Receipts
(b) Non-income producing security.
(c)	At September 30, 2006, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $ 497,837,417 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there is an excess of value
over tax cost		$187,922,955
Aggregate gross unrealized depreciation for all
investments in which there is an excess of tax
cost over value		(2,568,027)
Net unrealized appreciation		$185,354,928

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Common and Preferred Stock)
Consumer Discretionary		17.3%
Consumer Staples		7.6%
Energy		3.9%
Financial		11.2%
Industrial		20.7%

Information Technology	3.5%
Material	26.3%
Telecommunication Services	5.7%
Utilities	3.8%

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures

(a) The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) of the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of the report that the registrant’s disclosure controls and procedures are reasonable designed to ensure that information required to be disclosed by the registrant’s Form N-Q is recorded, processed, summarized and reported with the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the registrant’s management, including its principal executive and financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a- 3(d) of the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: The Quantitative Group of Funds

By: /s/ Willard L. Umphrey

Willard L. Umphrey

Chairman, President and Trustee

Date: February 12, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Willard L. Umphrey

Willard L. Umphrey

Chairman, President and Trustee (Principal Executive Officer)

Date: February 12, 2007

By:	/s/ Leon Okurowski

Leon Okurowski

Treasurer (Principal Financial Officer)

Date: February 12, 2007